CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 5,031	$ 5,430	[1]
Restricted cash	772	770	[1]
Trade receivables, net	399	496	[1]
Financing receivables, net	19,167	19,795	[1]
Inventories, net	6,726	6,452	[1]
Property, plant and equipment, net	5,901	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	526	561	[1]
Equipment under operating leases	1,774	1,845	[1]
Goodwill	2,453	2,472	[1]
Other intangible assets, net	788	792	[1]
Deferred tax assets	591	852	[1]
Derivative assets	98	77	[1]
Other assets	1,874	1,925	[1]
Total Assets	46,100	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,445	25,895	[1]
Trade payables	5,889	6,060	[1]
Deferred tax liabilities	114	94	[1]
Pension, postretirement and other postemployment benefits	1,488	2,300	[1]
Derivative liabilities	108	98	[1]
Other liabilities	8,958	9,594	[1]
Total Liabilities	41,002	44,041	[1]
Redeemable noncontrolling interest	30	25	[1]
Common shares, € 0.01, par value; outstanding 1,353,831,958 common shares and 388,725,624 special voting shares in 2018; and outstanding 1,363,592,506 common shares and 388,906,690 special voting shares in 2017	25	25	[1]
Treasury stock, at cost - 10,568,238 shares in 2018 and 807,690 shares in 2017	(128)	(10)	[1]
Additional paid in capital	4,409	4,412	[1]
Retained earnings	2,596	1,763	[1]
Accumulated other comprehensive loss	(1,859)	(1,966)	[1]
Noncontrolling interests	25	8	[1]
Total Equity	5,068	4,232	[1]
Total Liabilities and Equity	46,100	48,298	[1]
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	732	734
Financing receivables, net	9,732	10,404
Total Assets	10,464	11,138
LIABILITIES AND EQUITY
Debt	9,692	10,464
Total Liabilities	$ 9,692	$ 10,464

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).